3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments: Schedule of classification and measurement of financial assets and liabilities under IFRS-9 (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of classification and measurement of financial assets and liabilities under IFRS-9
IFRS 9
Financial Assets
Cash and restricted cash	Amortized cost
Receivables	Amortized cost
Due from alliance partner	Amortized cost
Marketable securities	Fair value through profit and loss

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost
Funds held for optionee	Amortized cost